SUPPLEMENTAL CASH FLOW INFORMATION - Changes in non-cash operating working capital items (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Accounts receivable	$ (133)	$ (160)
Inventories	(31)	17
Other current assets	(6)	17
Accounts payable and accrued liabilities	103	9
Contract and other liabilities	(47)	(47)
Total change in non-cash operating working capital items	$ (114)	$ (164)